Defined benefit obligations - Summary of Movement In The Present Value of Defined Benefit Obligation (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement (gain)/loss due to changes in demographic assumptions	SFr 11	SFr 0
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Balance	4,044	4,496
Net service cost	212	207
Interest expense on defined benefit obligation	85	13
Contributions from plan participants	129	129
Benefits (paid)/deposited	(337)	193
Remeasurement (gain)/loss due to changes in demographic assumptions	(11)	0
Remeasurement (gain)/loss due to changes in financial assumptions	426	(1,150)
Remeasurement (gain)/loss due to changes in experience adjustments	(31)	156
Closing Balance	SFr 4,517	SFr 4,044